FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,221,907	$ 1,218,635
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 4,900	4,900
Net investments exposed to volatility in exchange rate, amount	1,200,000
Reasonably possible change in risk variable, impact on equity	$ 11,900	10,400
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10000.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 20,500	13,500
Argentina, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation, percent	14.80%
Change in risk variable, impact on comprehensive income	$ 97,000
Change in risk variable, impact on profit and loss	$ 47,000
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 1,100	700
Mexico, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 4,300	5,500
Colombia, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 200	$ 100
Brazil, Brazil Real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 1,900
Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.76%	6.92%
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,075,276	$ 813,709
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,075,000	$ 814,000
Borrowings, percentage of total borrowings	64.40%	66.80%